Digital Currencies (Tables)	6 Months Ended
Sep. 30, 2024
Disclosure of Digital Currencies [Abstract]
Schedule of holdings of digital currencies [Table Text Block]
	September 30, 2024	March 31, 2024
Bitcoin	$164,860	$161,258
Ethereum Classic	113	196
Other coins	204	191
Total	$165,177	$161,645

Schedule of continuity of digital currencies [Table Text Block]

The continuity of digital currencies was as follows:

Bitcoin	Amount	Number of coins
Digital currencies, March 31, 2023	$65,772	2,332
Digital currency mined	111,002	3,123
Digital currency sold	(92,600)	(3,168)
Revaluation adjustment	77,084	-
Digital currencies, March 31, 2024	161,258	2,287
Digital currency mined	50,370	789
Digital currency sold	(31,014)	(472)
Revaluation adjustment	(15,754)	-
Digital currencies, September 30, 2024	$164,860	2,604

Ethereum Classic
Digital currencies, March 31, 2023	$117	5,718
Digital currency mined	1	28
Revaluation adjustment	78	-
Digital currencies, March 31, 2024	196	5,746
Revaluation adjustment	(83)	-
Digital currencies, September 30, 2024	$113	5,746